TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (loss) before income taxes is comprised as follows:
Domestic	$ (803)	$ (351)	$ (923)
Foreign	(37)	(60)	42
Loss before taxes on income	$ (840)	$ (411)	$ (881)